SUBSEQUENT EVENTS (Tables)	6 Months Ended	12 Months Ended
	Nov. 30, 2016	May 31, 2016
Subsequent Events [Abstract]
Unaudited Pro Forma Condensed Combined Balance Sheet

The following table presents the unaudited condensed pro forma balance sheet of the consolidated Company as of May 31, 2016:

Unaudited Pro Forma Condensed Consolidated Balance Sheet
As of May 31, 2016

			Pro Forma		Pro Forma
	HISP	ESD	Adjustments	Notes	Combined
Current assets:
Cash and equivalents	$27,241	$270,394	$(270,394)	(a)	$27,241
Accounts receivable	1,692	345,058	(345,058)	(a)	1,692
Prepaid expenses	14,740	6,728	(6,728)	(a)	14,740
Inventory	12,887	234,705	(234,705)	(a)	12,887
Total current assets	56,560	856,885	(856,885)		56,560

Property and equipment, net	—	204,578	(139,578)	(a)	65,000

Other assets	—	—	375,000	(c)	375,000

Total assets	$56,560	$1,061,463	$(621,463)		$496,560

Current Liabilities
Accounts payable and accrued expenses	$28,051	$95,707	$(41,707)	(a)	$82,051
Other current liabilities	20,880				20,880
Notes payable	31.500	47,217	485,783	(a) (b)	564,500
Total current liabilities	80,431	142,924	444,076		667,431

Other liabilities
Notes payable	55,025	—	—		55,025
Total liabilities	135,456	142,924	444,076		722,456

Total Stockholders' Equity (Deficiency):	(78,896)	918,539	(1,065,539)		(225,896)

Total Liabilities and Stockholders' Equity (Deficiency)	$56,560	$1,061,463	$(621,463)		$496,560

See accompanying notes to the Unaudited Pro Forma Condensed Consolidated Financial Information.

The following table presents the unaudited condensed pro forma statements of operations of the consolidated Company for the year ended May 31, 2016:

Unaudited Pro Forma Condensed Consolidated Statement of Operations
For the year ended May 31, 2016

			Pro Forma		Pro Forma
	HISP	ESD	Adjustments	Notes	Combined

Product sales, net	$193,734	$2,775,113	$—		$2,968,847
Cost of goods sold	215,997	2,091,010	—		2,307,007
Gross income	(22,263)	684,103	—		661,840

Selling general and administrative expenses	342,506	555,177	10,000	(d)	907,683

Net income/(loss) before other expenses	(364,769)	128,926	(10,000)		(245,843)

Other income and (expenses)	(35,438)	(1,225)	(147,000)	(e)	(183,663)

Net income/(loss)	$(400,207)	$127,701	$(157,000)		$(429,506)

See accompanying notes to the Unaudited Pro Forma Condensed Consolidated Financial Information

Preliminary allocation of the purchase price
Intangible assets	$375,000
Property, plant and equipment	75,000
Liabilities assumed	—
Total purchase price	$450,000

Total purchase price	$450,000
Property, plant and equipment	75,000
Total intangible asset	$375,000